1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 78.8%
Aerospace and Defense  — 1.1%
8,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 449,360
1,600 L3Harris Technologies Inc. ....................... 313,984
763,344
Automotive  — 2.8%
17,000 Daimler Truck Holding AG† ....................... 573,560
42,000 Iveco Group NV† ...................................... 397,415
40,000 Traton SE ................................................. 782,141
1,000 Volkswagen AG ........................................ 171,351
1,924,467
Automotive: Parts and Accessories  — 1.8%
20,000 Dana Inc. ................................................. 301,000
2,000 Genuine Parts Co. ..................................... 334,620
1,400 Linamar Corp. .......................................... 67,364
16,000 Uni-Select Inc.† ........................................ 551,683
1,254,667
Broadcasting  — 1.6%
1,500 Cogeco Inc. .............................................. 67,514
19,000 Paramount Global, Cl. A ............................ 490,960
32,000 Sinclair Broadcast Group Inc., Cl. A ........... 549,120
1,107,594
Building and Construction  — 0.9%
500 Arcosa Inc. ............................................... 31,555
500 Chofu Seisakusho Co. Ltd. ........................ 8,379
6,000 Johnson Controls International plc ............ 361,320
2,000 Lennar Corp., Cl. B ................................... 178,620
300 Sika AG .................................................... 83,775
663,649
Business Services  — 1.2%
20,000 JCDecaux SE† .......................................... 418,834
12,000 Matthews International Corp., Cl. A ........... 432,720
851,554
Cable and Satellite  — 2.2%
6,000 DISH Network Corp., Cl. A† ...................... 55,980
800 EchoStar Corp., Cl. A† .............................. 14,632
12,500 Liberty Global plc, Cl. A† .......................... 243,750
10,000 Liberty Global plc, Cl. C† .......................... 203,800
14,400 Liberty Latin America Ltd., Cl. A† .............. 119,664
595 Liberty Latin America Ltd., Cl. C† .............. 4,915
19,000 Rogers Communications Inc., Cl. B ........... 880,840
1,523,581
Computer Software and Services  — 0.6%
28,000 Hewlett Packard Enterprise Co. ................. 446,040
Consumer Products  — 4.0%
7,500 Energizer Holdings Inc. ............................. 260,250
20,000 Essity AB, Cl. A ......................................... 577,127
2,000 L'Oreal SA ................................................ 892,001
5,000 Salvatore Ferragamo SpA ......................... 91,369
Shares
Market
Value
12,000 Scandinavian Tobacco Group A/S .............. $ 237,927
6,800 Spectrum Brands Holdings Inc. ................ 450,296
6,200 Unicharm Corp. ........................................ 254,070
2,763,040
Consumer Services  — 2.5%
11,500 Ashtead Group plc .................................... 703,362
200 Boyd Group Services Inc. ......................... 31,970
9,200 Herc Holdings Inc. .................................... 1,047,880
1,783,212
Diversified Industrial  — 6.5%
600 Aker ASA, Cl. A ......................................... 38,511
11,571 Ampco-Pittsburgh Corp.† ......................... 28,349
9,000 Ardagh Group SA† ................................... 91,800
30,000 Bollore SE ................................................ 185,124
12,000 Bouygues SA ............................................ 404,605
1,200 Crane Holdings Co. ................................... 136,200
13,000 EnPro Industries Inc. ................................ 1,350,570
7,000 Hyster-Yale Materials Handling Inc. ........... 349,230
12,000 Jardine Matheson Holdings Ltd. ................ 582,840
14,500 Myers Industries Inc. ................................ 310,735
11,500 Nilfisk Holding A/S† ................................. 226,339
2,600 Park-Ohio Holdings Corp. ......................... 31,408
3,000 Sulzer AG ................................................. 253,948
4,000 Svenska Cellulosa AB SCA, Cl. A ............... 53,184
6,000 Textron Inc. .............................................. 423,780
3,000 Trinity Industries Inc. ................................ 73,080
4,539,703
Electronics  — 6.2%
24,000 Sony Group Corp. ..................................... 2,166,372
24,000 Sony Group Corp., ADR ............................ 2,175,600
4,341,972
Energy and Energy Services  — 1.6%
4,000 BP plc, ADR ............................................. 151,760
12,500 Landis+Gyr Group AG ............................... 957,019
1,108,779
Energy and Utilities  — 3.4%
7,500 Cameco Corp. .......................................... 196,275
600 Cheniere Energy Inc. ................................ 94,560
7,000 National Fuel Gas Co. ................................ 404,180
11,000 National Grid plc, ADR .............................. 747,890
17,500 Severn Trent plc ....................................... 621,519
11,000 Shell plc ................................................... 313,254
2,377,678
Energy and Utilities: Services  — 0.0%
700 Dril-Quip Inc.† .......................................... 20,083
Entertainment  — 2.8%
36,000 Corus Entertainment Inc., Cl. B ................. 45,816
55,000 Grupo Televisa SAB, ADR ......................... 290,950
13,000 International Game Technology plc ............ 348,400

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
120,000 ITV plc ..................................................... $ 122,570
40,000 Tencent Music Entertainment Group, ADR† 331,200
10,000 Universal Music Group NV ........................ 252,743
26,000 Vivendi SE ................................................ 262,232
20,000 Warner Bros Discovery Inc.† .................... 302,000
1,955,911
Equipment and Supplies  — 1.9%
200 AMETEK Inc. ............................................ 29,066
4,500 Graco Inc. ................................................ 328,545
40,000 Instalco AB .............................................. 192,620
10,700 Mueller Industries Inc. .............................. 786,236
1,336,467
Financial Services  — 7.9%
1,000 American Express Co. ............................... 164,950
2,000 American International Group Inc. ............. 100,720
3,000 Bank of America Corp. .............................. 85,800
3 Berkshire Hathaway Inc., Cl. A† ................ 1,396,800
7,500 Citigroup Inc. ........................................... 351,675
3,200 Comerica Inc. ........................................... 138,944
8,000 Deutsche Bank AG .................................... 81,680
5,500 EXOR NV† ................................................ 452,367
27,000 FinecoBank Banca Fineco SpA ................... 414,040
100,000 GAM Holding AG† .................................... 60,768
1,600 Julius Baer Group Ltd. .............................. 108,981
16,500 Kinnevik AB, Cl. A† ................................... 268,032
4,400 Morgan Stanley ........................................ 386,320
40,000 Resona Holdings Inc. ............................... 192,657
3,000 State Street Corp. ..................................... 227,070
1,000 T. Rowe Price Group Inc. .......................... 112,900
10,000 The Bank of New York Mellon Corp. .......... 454,400
1,500 The PNC Financial Services Group Inc. ...... 190,650
7,000 UBS Group AG ......................................... 149,380
4,000 Wells Fargo & Co. .................................... 149,520
5,487,654
Food and Beverage  — 15.4%
5,000 Campbell Soup Co. ................................... 274,900
8,000 Chr. Hansen Holding A/S ........................... 606,753
6,000 Danone SA ............................................... 372,916
45,000 Davide Campari-Milano NV ....................... 549,028
6,000 Diageo plc, ADR ....................................... 1,087,080
6,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 571,140
2,000 Heineken NV ............................................ 214,861
2,500 Kellogg Co. .............................................. 167,400
4,000 Kerry Group plc, Cl. A ............................... 399,096
10,600 Kikkoman Corp. ........................................ 538,083
10,000 Maple Leaf Foods Inc. .............................. 193,489
3,000 McCormick & Co. Inc. .............................. 247,800
3,000 McCormick & Co. Inc., Non-Voting ........... 249,630
Shares
Market
Value
4,000 Molson Coors Beverage Co., Cl. B ............. $ 206,720
14,000 Nestlé SA ................................................. 1,705,492
3,500 Pernod Ricard SA ..................................... 792,173
12,100 Remy Cointreau SA .................................. 2,204,572
5,400 The Kraft Heinz Co. ................................... 208,818
1,500 Yakult Honsha Co. Ltd. ............................. 108,793
300,000 Yashili International Holdings Ltd.† ........... 45,096
10,743,840
Health Care  — 2.1%
20,000 Achaogen Inc.†(a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 277,240
8,000 Clovis Oncology Inc.† ............................... 871
5,000 Cutera Inc.† ............................................. 118,100
800 GSK plc, ADR ........................................... 28,464
1,000 Haleon plc, ADR ....................................... 8,140
700 ICU Medical Inc.† ..................................... 115,472
4,666 Idorsia Ltd.† ............................................ 51,099
1,600 Johnson & Johnson ................................. 248,000
6,000 Pfizer Inc. ................................................ 244,800
5,000 Roche Holding AG, ADR ........................... 179,300
18,000 Viatris Inc. ............................................... 173,160
1,444,646
Hotels and Gaming  — 1.0%
190,000 Mandarin Oriental International Ltd.† ........ 328,700
200,000 The Hongkong & Shanghai Hotels Ltd.† .... 199,238
1,400 Wynn Resorts Ltd.† .................................. 156,674
684,612
Machinery  — 3.5%
90,000 CNH Industrial NV, Borsa Italiana .............. 1,374,278
50,000 CNH Industrial NV, New York .................... 763,500
2,666 NKT A/S† ................................................. 138,552
15,024 Twin Disc Inc.† ......................................... 144,531
2,420,861
Publishing  — 0.3%
26,000 The E.W. Scripps Co., Cl. A† ..................... 244,660
Retail  — 1.1%
4,000 Nathan's Famous Inc. ............................... 302,400
11,000 Walgreens Boots Alliance Inc. ................... 380,380
1,700 Zalando SE† ............................................. 71,054
753,834
Specialty Chemicals  — 0.8%
700 Ashland Inc. ............................................. 71,897
3,700 International Flavors & Fragrances Inc. ..... 340,252
1,500 Livent Corp.† ........................................... 32,580
200 The Chemours Co. .................................... 5,988
4,000 Valvoline Inc. ........................................... 139,760
590,477
Telecommunications  — 3.1%
800 Cogeco Communications Inc. ................... 38,967

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
11,000 Deutsche Telekom AG ............................... $ 266,624
20,000 Deutsche Telekom AG, ADR ...................... 483,800
280,000 HKBN Ltd. ................................................ 207,238
75,000 Koninklijke KPN NV .................................. 264,835
3,000 Lumen Technologies Inc. .......................... 7,950
4,000 Orange Belgium SA† ................................ 66,198
60,000 Pharol SGPS SA† ..................................... 3,527
1,000 Prosus NV ................................................ 78,019
10,000 Proximus SA ............................................ 96,456
130,000 Sistema PJSC FC, GDR†(a) ....................... 65,000
120,000 Telefonica Deutschland Holding AG ........... 369,207
4,700 VEON Ltd., ADR† ..................................... 82,814
3,000 Verizon Communications Inc. ................... 116,670
2,147,305
Wireless Telecommunications  — 2.5%
22,000 Millicom International Cellular SA, SDR† ... 416,408
6,200 T-Mobile US Inc.† ..................................... 898,008
42,000 Vodafone Group plc, ADR ......................... 463,680
1,778,096
TOTAL COMMON STOCKS .................. 55,057,726
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
8,000 Ampco-Pittsburgh Corp., expire 08/01/25† 4,399
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 21.2%
$ 14,890,000 U.S. Treasury Bills,
4.580% to 4.705%††,
04/27/23 to 06/15/23 ............................ 14,825,047
TOTAL INVESTMENTS — 100.0%
(Cost $54,265,783) ............................... $ 69,887,172
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 49.8% $ 34,823,193
Europe .............................. 35.8 24,989,705
Japan ............................... 7.8 5,443,954
Canada .............................. 3.0 2,073,918
Asia/Pacific ......................... 2.4 1,694,312
Latin America ....................... 1.2 862,090
100.0% $ 69,887,172